Consolidated shareholders’ equity - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of classes of share capital [line items]
Share capital	€ 2,439,004,304
Number of shares (in shares)	1,219,502,152
Par value per share (in euros per share)	€ 2
Hedges of net investments in foreign operations	€ (440,000,000)		€ (679,000,000)		€ (574,000,000)
Currency translation differences	€ (384,000,000)	[1]	218,000,000	[2]	€ (22,000,000)	[3]
Opella Business
Disclosure of classes of share capital [line items]
Currency translation differences			€ (300,000,000)
May 25, 2023
Disclosure of classes of share capital [line items]
Period of share repurchase program	18 months
May 3, 2022
Disclosure of classes of share capital [line items]
Period of share repurchase program			18 months
April 30, 2021
Disclosure of classes of share capital [line items]
Period of share repurchase program					18 months
Stock subscription option plan
Disclosure of classes of share capital [line items]
Increase in shareholders equity due to exercise of stock purchase option	€ 57,000,000
Number of shares issued by exercice of each option (in shares)	1

[1]	(b)These amounts include (i) the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone and (ii) foreign exchange gains and losses, €2 million of which was recognized in "Other comprehensive income" following the designation of bonds and commercial paper as a hedge of Sanofi’s net investment in the US. The notional amount of those hedging instruments was $3,000 million for the bonds (maturities between 2027 and 2032), and $1,000 million for the commercial paper (maturity 2026).

[2]	(b)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
[3]	(b)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.